Condensed Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 175,555	€ 192,208
FINANCIAL ASSETS HELD FOR TRADING	234,834	230,253
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,724	6,130
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	8,791	7,915
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	75,801	89,898
FINANCIAL ASSETS AT AMORTISED COST	1,148,957	1,203,707
HEDGING DERIVATIVES	4,628	5,672
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	53	(704)
INVESTMENTS	7,191	7,277
Joint venture entities	1,929	2,061
Associated entities	5,262	5,216
ASSETS UNDER REINSURANCE CONTRACTS	228	222
TANGIBLE ASSETS	28,997	32,087
Property, plant and equipment	28,174	31,212
Investment properties	823	875
INTANGIBLE ASSETS	17,249	19,259
Goodwill	11,960	13,438
Other intangible assets	5,289	5,821
TAX ASSETS	28,003	30,596
Current tax assets	9,516	11,426
Deferred tax assets	18,487	19,170
OTHER ASSETS	11,167	8,559
Insurance contracts linked to pensions	73	81
Inventories	6	6
Other	11,088	8,472
NON-CURRENT ASSETS HELD FOR SALE	68,710	4,002
TOTAL ASSETS	1,815,888	1,837,081
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	155,682	152,151
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (**)	35,513	36,360
FINANCIAL LIABILITIES AT AMORTISED COST	1,400,632	1,484,322
HEDGING DERIVATIVES	4,431	4,752
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	70	(9)
LIABILITIES UNDER INSURANCE CONTRACTS	18,343	17,829
PROVISIONS	8,098	8,407
TAX LIABILITIES	8,911	9,598
Current tax liabilities	3,099	3,322
Deferred tax liabilities	5,812	6,276
OTHER LIABILITIES	15,862	16,344
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	59,361	0
TOTAL LIABILITIES	1,706,903	1,729,754
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY	138,066	135,196
CAPITAL	7,443	7,576
Called up paid capital	7,443	7,576
Unpaid capital which has been called up	0	0
SHARE PREMIUM	38,492	40,079
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	0	0
Equity component of the compound financial instrument	0	0
Other equity instruments issued	0	0
OTHER EQUITY	271	217
ACCUMULATED RETAINED EARNINGS	91,954	82,326
REVALUATION RESERVES	0	0
OTHER RESERVES	(6,922)	(5,976)
(-) OWN SHARES	(5)	(68)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,833	12,574
(-) INTERIM DIVIDENDS	0	(1,532)
OTHER COMPREHENSIVE INCOME (LOSS)	(37,565)	(36,595)
Items not reclassified to profit or loss	(4,060)	(4,757)
Items that may be reclassified to profit or loss	(33,505)	(31,838)
NON-CONTROLLING INTEREST	8,484	8,726
Other comprehensive income	(2,032)	(2,020)
Other items	10,516	10,746
TOTAL EQUITY	108,985	107,327
TOTAL LIABILITIES AND EQUITY	1,815,888	1,837,081
Pension and other post-retirement obligations
LIABILITIES
PROVISIONS	1,652	1,731
Other long term employee benefits
LIABILITIES
PROVISIONS	984	915
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,768	2,717
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	653	710
Other provisions
LIABILITIES
PROVISIONS	2,041	2,334
Loan commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	302,446	302,861
Financial guarantees granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	18,251	16,901
Other commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	143,921	134,493
For own-use
ASSETS
Property, plant and equipment	11,967	12,636
Leased out under an operating lease
ASSETS
Property, plant and equipment	16,207	18,576
Investment properties	€ 649	€ 749